UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-28-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Emerging Markets Fund

February 28, 2010

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.6%
BRAZIL ― 15.7%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	154,000	$ 5,206,762
Cia de Bebidas das Americas Preference Shares ADR	64,590	6,262,000
Fibria Celulose SA(1)	319,187	5,839,207
Gerdau SA Preference Shares	241,800	3,560,467
Itau Unibanco Holding SA Preference Shares	624,618	12,518,974
MRV Engenharia e Participacoes SA	493,200	3,561,553
Natura Cosmeticos SA	176,100	3,246,909
PDG Realty SA Empreendimentos e Participacoes	447,600	3,950,541
Petroleo Brasileiro SA-Petrobras ADR	327,563	13,970,562
Vale SA Preference Shares	1,518,500	37,366,956
		95,483,931
CHILE ― 0.5%
Sociedad Quimica y Minera de Chile SA ADR	80,947	2,958,613
EGYPT ― 0.6%
Orascom Construction Industries	75,892	3,357,294
HONG KONG ― 7.6%
China Merchants Holdings International Co. Ltd.	1,250,000	4,501,008
China Mobile Ltd. ADR	317,034	15,670,991
China Overseas Land & Investment Ltd.	1,056,000	2,141,345
China Resources Gas Group Ltd.	2,176,400	3,145,933
CNOOC Ltd.	4,568,000	7,203,200
Comba Telecom Systems Holdings Ltd.	2,748,000	2,980,896
Fushan International Energy Group Ltd.	7,302,000	6,509,774
Ports Design Ltd.	588,000	1,449,897
Skyworth Digital Holdings Ltd.	2,800,000	2,701,829
		46,304,873
HUNGARY ― 1.1%
OTP Bank plc(1)	232,018	6,384,737
INDIA ― 8.4%
Ashok Leyland Ltd.	4,390,553	4,728,141
Aurobindo Pharma Ltd.	155,105	3,070,645
Crompton Greaves Ltd.	360,531	3,256,157
HDFC Bank Ltd.	129,195	4,777,175
ICICI Bank Ltd.	216,478	4,095,028
Infosys Technologies Ltd.	284,936	16,080,452
JSW Steel Ltd.	259,119	6,015,574
Mundra Port and Special Economic Zone Ltd.	131,377	1,920,147
Reliance Industries Ltd.	177,854	3,776,384
Sterlite Industries India Ltd.	99,077	1,680,473
Sterlite Industries India Ltd. ADR	98,569	1,664,830
		51,065,006
INDONESIA ― 3.9%
PT Astra International Tbk	1,739,500	6,808,751
PT Bank Rakyat Indonesia	6,497,500	5,012,308
PT Perusahaan Gas Negara	18,267,000	7,114,957

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

PT Semen Gresik Persero Tbk	5,600,500	$ 4,573,089
		23,509,105
ISRAEL ― 2.1%
Israel Chemicals Ltd.	287,499	3,548,135
Teva Pharmaceutical Industries Ltd. ADR	156,172	9,371,882
		12,920,017
LUXEMBOURG ― 0.8%
Millicom International Cellular SA	54,818	4,645,277
MALAYSIA ― 1.7%
CIMB Group Holdings Bhd	1,899,600	7,260,067
Supermax Corp. Bhd	1,880,700	3,263,847
		10,523,914
MEXICO ― 4.5%
America Movil SAB de CV, Series L ADR	284,105	12,662,560
Desarrolladora Homex SAB de CV(1)	477,446	2,178,293
Grupo Financiero Banorte SAB de CV, Series O	1,144,724	4,287,430
Wal-Mart de Mexico SAB de CV	1,591,627	7,903,081
		27,031,364
PEOPLE'S REPUBLIC OF CHINA ― 10.6%
China Life Insurance Co. Ltd. H Shares	2,970,000	13,181,464
China Longyuan Power Group Corp. H Shares(1)	2,345,000	2,860,954
China Oilfield Services Ltd. H Shares	3,380,000	4,650,567
China Shenhua Energy Co. Ltd. H Shares	860,000	3,700,521
China Shineway Pharmaceutical Group Ltd.	1,744,000	3,756,650
Ctrip.com International Ltd. ADR(1)	187,300	7,160,479
Industrial & Commercial Bank of China Ltd. H Shares	6,881,000	4,866,782
Ping An Insurance Group Co. of China Ltd. H Shares	484,500	3,695,162
Sinopharm Group Co. H Shares(1)	1,260,400	5,675,100
Tencent Holdings Ltd.	596,500	11,696,154
Zhuzhou CSR Times Electric Co. Ltd. H Shares	1,616,000	3,176,975
		64,420,808
PERU ― 0.8%
Credicorp Ltd.	64,899	5,068,612
RUSSIAN FEDERATION ― 8.4%
OAO Gazprom ADR	275,449	6,125,986
Polyus Gold OJSC ADR	101,254	2,750,059
Rosneft Oil Co. OJSC GDR	810,926	6,260,349
Sberbank of Russian Federation	6,025,094	15,092,860
Vimpel-Communications ADR	474,684	8,805,388
Wimm-Bill-Dann Foods OJSC ADR(1)	312,320	6,396,314
X5 Retail Group NV GDR(1)	175,517	5,651,647
		51,082,603
SOUTH AFRICA ― 5.2%
Aspen Pharmacare Holdings Ltd.(1)	664,655	6,110,781
Gold Fields Ltd. ADR	177,404	2,038,372
Kumba Iron Ore Ltd.	166,989	7,935,897
MTN Group Ltd.	269,358	3,903,031
Naspers Ltd. N Shares	193,645	7,221,724
Shoprite Holdings Ltd.	451,584	4,379,882
		31,589,687
SOUTH KOREA ― 12.6%
Hankook Tire Co. Ltd.	231,880	4,638,000

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

Hyundai Motor Co.	61,282	$ 6,075,894
LG Chem Ltd.	18,498	3,428,804
LG Electronics, Inc.	28,782	2,655,120
LG Household & Health Care Ltd.	23,087	5,523,444
POSCO	17,218	7,867,523
Samsung Electronics Co. Ltd.	51,957	33,327,018
Samsung Engineering Co. Ltd.	64,882	6,852,354
Shinhan Financial Group Co. Ltd.	175,360	6,266,637
		76,634,794
TAIWAN (REPUBLIC OF CHINA) ― 9.1%
Acer, Inc.	2,077,000	5,828,358
Hon Hai Precision Industry Co. Ltd.	4,093,480	16,209,275
MediaTek, Inc.	550,036	8,660,634
Prime View International Co. Ltd.(1)	1,160,970	2,284,113
Richtek Technology Corp.	364,000	3,399,111
Taiwan Semiconductor Manufacturing Co. Ltd.	6,708,939	12,299,809
Wistron Corp.	2,440,227	4,184,659
Young Fast Optoelectronics Co. Ltd.	286,000	2,581,557
		55,447,516
THAILAND ― 2.1%
Banpu PCL	372,200	6,168,625
CP ALL PCL	8,986,800	6,414,290
		12,582,915
TURKEY ― 2.1%
Asya Katilim Bankasi AS(1)	1,702,543	4,007,279
Turk Hava Yollari AO	711,192	2,253,372
Turkiye Garanti Bankasi AS	1,674,014	6,169,984
		12,430,635
UNITED KINGDOM ― 0.8%
Antofagasta plc	350,713	4,724,668
TOTAL COMMON STOCKS
(Cost $438,699,941)		598,166,369
TEMPORARY CASH INVESTMENTS — 0.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	58,654	58,654

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 8.75%, 5/15/20, valued at $4,814,360), in a joint trading account at 0.08%, dated 2/26/10, due 3/1/10 (Delivery value $4,700,031)		4,700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,758,654)		4,758,654
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $443,458,595)		602,925,023
OTHER ASSETS AND LIABILITIES — 0.6%		3,804,407
TOTAL NET ASSETS — 100.0%		$606,729,430

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Information Technology	19.7%
Financials	17.3%
Materials	16.9%
Energy	8.5%
Consumer Staples	8.4%
Consumer Discretionary	8.0%
Telecommunication Services	7.5%
Health Care	5.1%
Industrials	5.0%
Utilities	2.2%
Cash and Equivalents*	1.4%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$96,675,880	$501,490,489	–
Temporary Cash Investments	58,654	4,700,000	–
Total Value of Investment Securities	$96,734,534	$506,190,489	–

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$449,967,161
Gross tax appreciation of investments	$159,156,609
Gross tax depreciation of investments	(6,198,747)
Net tax appreciation (depreciation) of investments	$152,957,862

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Growth Fund

February 28, 2010

Global Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA ― 4.6%
BHP Billiton Ltd.	291,280	$ 10,728,955
BHP Billiton Ltd. ADR	34,990	2,565,817
National Australia Bank Ltd.	100,820	2,298,628
Wesfarmers Ltd.	126,490	3,528,907
		19,122,307
BRAZIL ― 1.9%
Banco Santander Brasil SA ADR	319,870	3,825,645
BM&FBOVESPA SA	318,100	2,071,791
Itau Unibanco Holding SA ADR	96,830	1,932,727
		7,830,163
FRANCE ― 0.7%
Pernod-Ricard SA	36,587	2,756,468
GERMANY ― 1.0%
BASF SE	36,060	2,024,929
Fresenius Medical Care AG & Co. KGaA	24,100	1,258,485
Metro AG	18,028	924,348
		4,207,762
HONG KONG ― 0.3%
Li & Fung Ltd.	226,000	1,051,075
INDIA ― 0.5%
Infosys Technologies Ltd. ADR	37,060	2,108,714
IRELAND ― 2.2%
Accenture plc, Class A	40,770	1,629,577
Covidien plc	41,710	2,048,795
Experian plc	585,190	5,416,247
		9,094,619
ISRAEL ― 0.6%
Teva Pharmaceutical Industries Ltd. ADR	39,940	2,396,799
ITALY ― 1.3%
Saipem SpA	165,400	5,470,519
JAPAN ― 7.4%
Fanuc Ltd.	18,600	1,817,187
Honda Motor Co. Ltd.	61,400	2,128,561
Mitsubishi Corp.	58,300	1,456,762
Nidec Corp.	77,800	7,557,139
ORIX Corp.	52,720	4,046,940
Rakuten, Inc.	8,412	6,485,700
SMC Corp.	25,800	3,220,463
Toyota Motor Corp.	110,400	4,137,903
		30,850,655
NETHERLANDS ― 1.8%
ASML Holding NV New York Shares	247,020	7,615,627
NORWAY ― 0.2%
DnB NOR ASA(1)	95,400	1,036,465
PEOPLE'S REPUBLIC OF CHINA ― 1.6%
NetEase.com, Inc. ADR(1)	38,372	1,491,136

Global Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

Tencent Holdings Ltd.	272,900	$ 5,351,015
		6,842,151
POLAND ― 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	340,920	4,326,975
SOUTH KOREA ― 1.2%
Hyundai Motor Co.	45,460	4,507,199
Samsung Electronics Co. Ltd.	1,090	699,164
		5,206,363
SPAIN ― 1.1%
Banco Santander SA	368,200	4,787,482
SWEDEN ― 1.6%
Atlas Copco AB A Shares	219,610	3,107,892
Getinge AB B Shares	147,404	3,398,864
		6,506,756
SWITZERLAND ― 8.8%
Adecco SA	135,660	6,743,536
Credit Suisse Group AG	102,603	4,555,888
Holcim Ltd.(1)	42,000	2,777,845
Julius Baer Group Ltd.	84,290	2,622,268
Novartis AG(1)	124,630	6,931,946
Roche Holding AG	37,800	6,312,609
Sonova Holding AG	19,180	2,392,478
Swatch Group AG (The)	5,280	1,468,128
Xstrata plc(1)	199,810	3,138,104
		36,942,802
TAIWAN (REPUBLIC OF CHINA) ― 0.3%
Wistron Corp.	644,518	1,105,261
UNITED KINGDOM ― 9.4%
Admiral Group plc	149,657	2,829,643
Antofagasta plc	177,120	2,386,091
ARM Holdings plc	201,230	625,331
BG Group plc	398,580	6,958,793
British Sky Broadcasting Group plc	364,920	3,026,979
Compass Group plc	1,038,680	7,722,508
HSBC Holdings plc	631,200	6,925,817
Petrofac Ltd.	107,060	1,676,527
Reckitt Benckiser Group plc	133,305	7,008,524
		39,160,213
UNITED STATES ― 52.1%
3M Co.	79,370	6,361,506
Abbott Laboratories	102,450	5,560,986
Air Products & Chemicals, Inc.	89,100	6,110,478
Allergan, Inc.	82,980	4,848,521
American Express Co.	257,920	9,849,965
American Tower Corp., Class A(1)	156,680	6,683,969
Apache Corp.	30,100	3,119,564
Apple, Inc.(1)	53,600	10,967,632
Avon Products, Inc.	152,578	4,644,474
Celgene Corp.(1)	38,630	2,299,258
Chevron Corp.	37,530	2,713,419
Cisco Systems, Inc.(1)	331,950	8,076,343
Cliffs Natural Resources, Inc.	70,980	4,003,272

Global Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

Coach, Inc.	129,120	$ 4,705,133
Colgate-Palmolive Co.	75,020	6,222,159
Cooper Industries plc	94,010	4,264,294
Costco Wholesale Corp.	58,410	3,561,258
Danaher Corp.	111,590	8,254,312
Discovery Communications, Inc., Class A(1)	133,390	4,155,098
EMC Corp.(1)	381,560	6,673,484
Estee Lauder Cos., Inc. (The), Class A	6,876	413,454
EXCO Resources, Inc.	119,216	2,254,375
Express Scripts, Inc.(1)	45,550	4,373,255
General Mills, Inc.	102,560	7,385,346
Goldman Sachs Group, Inc. (The)	44,360	6,935,686
Google, Inc., Class A(1)	18,760	9,882,768
Hewlett-Packard Co.	93,450	4,746,325
Johnson & Johnson	39,260	2,473,380
Kohl's Corp.(1)	84,010	4,521,418
MasterCard, Inc., Class A	24,710	5,544,183
Occidental Petroleum Corp.	107,430	8,578,285
PNC Financial Services Group, Inc.	100,704	5,413,847
priceline.com, Inc.(1)	31,930	7,240,447
Schlumberger Ltd.	85,800	5,242,380
Southwestern Energy Co.(1)	137,455	5,848,710
Staples, Inc.	121,400	3,127,264
SYSCO Corp.	121,940	3,524,066
U.S. Bancorp.	97,800	2,406,858
Union Pacific Corp.	46,280	3,117,884
United Parcel Service, Inc., Class B	110,420	6,486,071
Visa, Inc., Class A	63,620	5,425,514
		218,016,641
TOTAL COMMON STOCKS
(Cost $347,914,216)		416,435,817
TEMPORARY CASH INVESTMENTS — 0.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	57,709	57,709

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 8.75%, 5/15/20, valued at $307,300), in a joint trading account at 0.08%, dated 2/26/10, due 3/1/10 (Delivery value $300,002)		300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $357,709)		357,709
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $348,271,925)		416,793,526
OTHER ASSETS AND LIABILITIES — 0.3%		1,310,018
TOTAL NET ASSETS — 100.0%		$418,103,544

Global Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Information Technology	19.0%
Financials	15.7%
Consumer Discretionary	13.0%
Industrials	12.0%
Health Care	10.6%
Energy	10.0%
Consumer Staples	9.6%
Materials	8.1%
Telecommunication Services	1.6%
Cash and Equivalents*	0.4%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Global Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$218,016,641	–	–
Foreign Common Stocks	25,614,837	$172,804,339	–
Temporary Cash Investments	57,709	300,000	–
Total Value of Investment Securities	$243,689,187	$173,104,339	–

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$351,253,720
Gross tax appreciation of investments	$ 70,813,027
Gross tax depreciation of investments	(5,273,221)
Net tax appreciation (depreciation) of investments	$ 65,539,806

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Discovery Fund

February 28, 2010

International Discovery – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA ― 5.6%
Amcor Ltd.	2,940,100	$ 15,625,062
Asciano Group(1)	2,959,600	4,774,308
Centennial Coal Co. Ltd.	943,200	3,085,330
Coca-Cola Amatil Ltd.	1,017,400	10,230,327
Cochlear Ltd.	69,200	3,934,981
Computershare Ltd.	813,300	8,491,446
Fairfax Media Ltd.(1)	3,466,800	5,126,461
		51,267,915
AUSTRIA ― 0.8%
Andritz AG	129,800	7,370,149
BELGIUM ― 0.6%
Bekaert SA	32,500	5,259,543
BERMUDA ― 1.8%
Seadrill Ltd.	695,600	15,997,435
BRAZIL ― 1.8%
Amil Participacoes SA	446,900	3,227,206
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	78,800	5,394,648
PDG Realty SA Empreendimentos e Participacoes	893,600	7,886,960
		16,508,814
CANADA ― 6.2%
Agrium, Inc.	161,300	10,444,175
Eldorado Gold Corp.(1)	497,600	6,285,026
First Quantum Minerals Ltd.	37,300	2,906,862
Gildan Activewear, Inc.(1)	352,700	8,327,247
Intact Financial Corp.	69,900	2,804,769
Ivanhoe Mines Ltd.(1)	327,200	5,209,024
Pacific Rubiales Energy Corp.(1)	415,600	6,615,948
Petrobank Energy & Resources Ltd.(1)	130,600	6,758,382
Precision Drilling Trust(1)	979,900	7,564,828
		56,916,261
DENMARK ― 4.6%
Danisco A/S	171,900	11,526,886
DSV A/S(1)	558,000	8,683,018
FLSmidth & Co. A/S	204,930	13,048,090
Novozymes A/S B Shares	83,000	8,519,284
		41,777,278
FINLAND ― 2.1%
KONE Oyj B Shares(1)	110,800	4,676,995
Metso Oyj	460,200	14,268,396
		18,945,391
FRANCE ― 4.0%
Eutelsat Communications	172,000	5,712,231
Publicis Groupe SA	267,100	10,536,294
Safran SA	281,100	6,614,090
Sodexo	96,300	5,714,510

International Discovery – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

Vallourec SA	42,400	$ 8,102,961
		36,680,086
GERMANY ― 7.0%
adidas AG	72,600	3,597,362
Aixtron AG	189,500	5,573,506
Dialog Semiconductor plc(1)	407,800	6,266,344
Infineon Technologies AG(1)	2,380,100	12,986,139
K+S AG	220,400	13,390,804
Lanxess AG	353,800	13,007,298
Puma AG Rudolf Dassler Sport	19,823	5,603,537
SMA Solar Technology AG	38,737	4,033,505
		64,458,495
GREECE ― 0.2%
Alpha Bank AE(1)	239,300	2,258,091
HONG KONG ― 3.0%
China Mengniu Dairy Co. Ltd.(1)	1,069,000	3,188,208
Fushan International Energy Group Ltd.	6,828,000	6,087,200
Noble Group Ltd.	5,066,000	11,424,358
Sino-Forest Corp.(1)	345,000	6,711,795
		27,411,561
HUNGARY ― 0.3%
OTP Bank plc(1)	112,900	3,106,814
INDIA ― 1.2%
Dr. Reddys Laboratories Ltd.	97,700	2,420,620
IRB Infrastructure Developers Ltd.	821,500	4,499,051
Shriram Transport Finance Co. Ltd.	433,000	4,325,774
		11,245,445
INDONESIA ― 1.1%
PT United Tractors Tbk	5,226,000	9,633,704
IRELAND ― 2.1%
Experian plc	542,400	5,020,203
Warner Chilcott plc, Class A(1)	520,200	14,159,844
		19,180,047
JAPAN ― 14.1%
Gree, Inc.	83,400	5,134,763
Hirose Electric Co. Ltd.	40,600	4,318,420
Kawasaki Kisen Kaisha Ltd.(1)	2,644,000	9,582,621
Makita Corp.	152,300	4,876,960
Marubeni Corp.	3,583,000	21,414,520
Nikon Corp.	478,300	10,524,807
Nippon Television Network Corp.	32,600	4,491,237
NSK Ltd.	1,421,000	10,012,336
Omron Corp.	273,400	5,957,594
ORIX Corp.	135,400	10,393,697
OSAKA Titanium technologies Co. Ltd.	165,200	5,260,294
Rinnai Corp.	119,500	6,308,233
Showa Denko KK	2,381,000	4,823,907
Sumitomo Heavy Industries Ltd.(1)	2,911,000	15,071,867
Sysmex Corp.	96,900	5,758,703

International Discovery – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

Unicharm Corp.	56,100	$ 5,379,841
		129,309,800
LUXEMBOURG ― 0.4%
Millicom International Cellular SA	46,300	3,923,462
NETHERLANDS ― 7.7%
ASML Holding NV	825,000	25,286,862
Chicago Bridge & Iron Co. NV New York Shares(1)	245,100	5,316,219
Fugro NV CVA	102,300	5,943,794
James Hardie Industries SE(1)	1,061,500	7,077,793
Koninklijke Vopak NV(1)	123,200	9,060,463
QIAGEN NV(1)	221,600	4,836,918
Randstad Holding NV(1)	220,300	9,222,624
TNT NV	137,700	3,564,360
		70,309,033
NORWAY ― 2.7%
Petroleum Geo-Services ASA(1)	810,700	10,268,885
Storebrand ASA(1)	2,084,400	14,490,481
		24,759,366
PEOPLE'S REPUBLIC OF CHINA ― 1.4%
China Yurun Food Group Ltd.	1,301,000	3,871,749
Focus Media Holding Ltd. ADR(1)	261,000	4,027,230
Trina Solar Ltd. ADR(1)	209,600	4,611,200
		12,510,179
SOUTH AFRICA ― 0.5%
Aspen Pharmacare Holdings Ltd.(1)	512,200	4,709,123
SOUTH KOREA ― 2.3%
Kia Motors Corp.	357,600	6,705,578
Samsung Electro-Mechanics Co. Ltd.	115,400	9,949,134
Samsung Engineering Co. Ltd.	38,800	4,097,767
		20,752,479
SPAIN ― 0.8%
Abengoa SA	85,634	2,165,327
Gestevision Telecinco SA	376,700	4,981,098
		7,146,425
SWEDEN ― 4.6%
Autoliv, Inc.(1)	103,100	4,599,291
Getinge AB B Shares	278,400	6,419,389
Modern Times Group AB B Shares	146,000	8,016,915
SSAB AB A Shares	814,000	13,643,159
Swedish Match AB	409,000	9,316,054
		41,994,808
SWITZERLAND ― 5.4%
Actelion Ltd.(1)	164,000	8,358,390
Adecco SA	169,500	8,425,692
Clariant AG(1)	717,700	7,776,614
Geberit AG	23,300	3,988,709
Julius Baer Group Ltd.	356,500	11,090,742
Sonova Holding AG	77,800	9,704,631
		49,344,778
TAIWAN (REPUBLIC OF CHINA) ― 5.4%
Acer, Inc.	4,607,000	12,927,898
AmTRAN Technology Co. Ltd.	5,244,000	4,962,363

International Discovery – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

Foxconn Technology Co. Ltd.	2,640,000	$ 9,342,583
Nan Ya Printed Circuit Board Corp.	1,120,000	4,400,031
Prime View International Co. Ltd.(1)	4,482,320	8,818,595
Wistron Corp.	5,158,582	8,846,271
		49,297,741
TURKEY ― 0.7%
Asya Katilim Bankasi AS(1)	2,601,224	6,122,506
UNITED KINGDOM ― 11.0%
ARM Holdings plc	4,465,300	13,876,109
Burberry Group plc	645,800	6,159,398
Cairn Energy plc(1)	1,614,000	8,229,675
Cookson Group plc(1)	515,900	3,618,564
Intercontinental Hotels Group plc	642,500	9,013,093
International Power plc	1,202,666	5,947,095
Invensys plc	840,900	4,036,379
Michael Page International plc	1,374,100	7,775,390
Randgold Resources Ltd. ADR	59,100	4,255,791
Schroders plc	500,800	9,132,893
Smith & Nephew plc	784,400	8,055,418
Vedanta Resources plc	414,000	16,084,688
Weir Group plc (The)	399,800	4,761,094
		100,945,587
TOTAL COMMON STOCKS
(Cost $792,013,077)		909,142,316
TEMPORARY CASH INVESTMENTS — 1.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	5,534	5,534

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 8.75%, 5/15/20, valued at $10,550,618), in a joint trading account at 0.08%, dated 2/26/10, due 3/1/10 (Delivery value $10,300,069)		10,300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $10,305,534)		10,305,534
TOTAL INVESTMENT SECURITIES — 100.5%
(Cost $802,318,611)		919,447,850
OTHER ASSETS AND LIABILITIES — (0.5)%		(4,973,973)
TOTAL NET ASSETS — 100.0%		$914,473,877

Market Sector Diversification
(as a % of net assets)
Industrials	25.6%
Information Technology	16.1%
Materials	16.1%
Consumer Discretionary	13.4%
Health Care	7.5%
Financials	7.3%
Energy	7.0%
Consumer Staples	5.3%
Utilities	0.7%
Telecommunication Services	0.4%
Cash and Equivalents*	0.6%

*	Includes temporary cash investments and other assets and liabilities.

International Discovery – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

International Discovery – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$77,832,959	$831,309,357	–
Temporary Cash Investments	5,534	10,300,000	–
Total Value of Investment Securities	$77,838,493	$841,609,357	–

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 805,093,637
Gross tax appreciation of investments	$ 128,230,837
Gross tax depreciation of investments	(13,876,624)
Net tax appreciation (depreciation) of investments	$ 114,354,213

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Growth Fund

February 28, 2010

International Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA ― 4.3%
BHP Billiton Ltd.	971,914	$ 35,799,305
Commonwealth Bank of Australia	255,190	12,331,573
QBE Insurance Group Ltd.	362,200	6,946,518
Wesfarmers Ltd.	316,539	8,831,029
		63,908,425
BELGIUM ― 1.3%
Anheuser-Busch InBev NV	226,597	11,342,144
KBC Groep NV(1)	177,810	8,040,639
		19,382,783
BRAZIL ― 4.0%
Banco Santander Brasil SA ADR	911,690	10,903,812
BM&FBOVESPA SA	1,590,300	10,357,652
Itau Unibanco Holding SA Preference Shares	396,090	7,938,677
Petroleo Brasileiro SA-Petrobras ADR	161,910	6,905,462
Vale SA Preference Shares	953,500	23,463,545
		59,569,148
CANADA ― 1.5%
Canadian National Railway Co.	233,530	12,273,531
EnCana Corp.	162,014	5,310,819
Research In Motion Ltd.(1)	53,380	3,783,574
		21,367,924
CZECH REPUBLIC ― 0.8%
CEZ AS	260,400	11,907,621
DENMARK ― 1.2%
Novo Nordisk A/S B Shares	244,369	17,258,203
FRANCE ― 6.5%
Air Liquide SA	117,070	13,981,708
BNP Paribas	240,488	17,397,976
Danone SA	88,764	5,191,173
Legrand SA	256,241	8,023,198
LVMH Moet Hennessy Louis Vuitton SA	133,050	14,420,936
Pernod-Ricard SA	146,237	11,017,509
Societe Television Francaise 1	377,504	6,052,683
Total SA	278,826	15,558,607
Vallourec SA	23,690	4,527,339
		96,171,129
GERMANY ― 5.3%
Allianz SE	89,040	10,281,263
BASF SE	272,300	15,290,856
Daimler AG	356,900	14,899,929
E.ON AG	214,980	7,656,288
Fresenius Medical Care AG & Co. KGaA	239,733	12,518,684
HeidelbergCement AG	204,273	10,409,701
Metro AG	147,340	7,554,554
		78,611,275
HONG KONG ― 1.7%
CNOOC Ltd.	4,703,000	7,416,079

International Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

Li & Fung Ltd.	3,730,000	$ 17,347,385
		24,763,464
INDIA ― 1.8%
Housing Development Finance Corp. Ltd.	110,018	5,966,338
Infosys Technologies Ltd.	293,810	16,581,258
Larsen & Toubro Ltd.	96,190	3,263,638
		25,811,234
INDONESIA ― 0.5%
PT Bank Rakyat Indonesia	9,050,500	6,981,746
IRELAND ― 0.9%
Experian plc	914,200	8,461,411
Ryanair Holdings plc ADR(1)	197,621	5,428,649
		13,890,060
ISRAEL ― 0.7%
Teva Pharmaceutical Industries Ltd. ADR	160,920	9,656,809
ITALY ― 2.0%
Saipem SpA	885,014	29,271,377
JAPAN ― 14.4%
Asahi Glass Co. Ltd.	899,000	8,975,328
Canon, Inc.	302,900	12,597,394
Fanuc Ltd.	89,700	8,763,532
FAST RETAILING CO. LTD.	70,500	11,902,752
Honda Motor Co. Ltd.	730,200	25,313,929
HOYA Corp.	428,200	10,728,496
JGC Corp.	481,000	9,041,252
Kubota Corp.	1,337,000	11,768,068
Mitsubishi Corp.	731,900	18,288,232
Mitsubishi UFJ Financial Group, Inc.	2,422,000	12,240,171
NGK Insulators Ltd.	257,000	5,545,264
Nidec Corp.	135,600	13,171,568
Nitori Co. Ltd.	76,700	6,146,705
Nomura ETF - Nikkei 225	100,945	11,600,523
ORIX Corp.	203,440	15,616,645
Rakuten, Inc.	12,070	9,306,039
SOFTBANK CORP.	512,500	13,423,237
Unicharm Corp.	84,400	8,093,736
		212,522,871
LUXEMBOURG ― 0.9%
Millicom International Cellular SA	152,967	12,962,424
MULTI-NATIONAL ― 0.3%
iShares MSCI Emerging Markets Index Fund	95,810	3,732,758
NETHERLANDS ― 2.6%
ASML Holding NV	464,640	14,241,560
Koninklijke KPN NV	225,750	3,596,492
Unilever NV CVA	654,990	19,710,264
		37,548,316
NORWAY ― 1.1%
DnB NOR ASA(1)	871,860	9,472,249

International Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

Yara International ASA	173,110	$ 7,130,402
		16,602,651
PEOPLE'S REPUBLIC OF CHINA ― 3.8%
Baidu, Inc. ADR(1)	10,310	5,347,591
Ctrip.com International Ltd. ADR(1)	177,142	6,772,139
Industrial & Commercial Bank of China Ltd. H Shares	6,358,000	4,496,875
Mindray Medical International Ltd. ADR	222,130	8,476,481
NetEase.com, Inc. ADR(1)	94,010	3,653,228
Tencent Holdings Ltd.	686,300	13,456,949
ZTE Corp. H Shares	2,142,800	13,250,762
		55,454,025
POLAND ― 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA	1,305,240	16,566,178
RUSSIAN FEDERATION ― 0.4%
Vimpel-Communications ADR	318,610	5,910,215
SINGAPORE ― 0.6%
United Overseas Bank Ltd.	720,000	9,547,414
SOUTH KOREA ― 2.7%
Hyundai Motor Co.	152,262	15,096,241
POSCO	28,780	13,150,617
Samsung Electronics Co. Ltd.	19,050	12,219,329
		40,466,187
SPAIN ― 2.1%
Banco Santander SA	1,350,024	17,553,546
Telefonica SA	561,830	13,192,698
		30,746,244
SWEDEN ― 4.1%
Alfa Laval AB	516,690	7,326,623
Atlas Copco AB A Shares	1,333,300	18,868,688
Autoliv, Inc.(1)	101,618	4,533,179
Getinge AB B Shares	387,960	8,945,640
H & M Hennes & Mauritz AB B Shares	134,130	8,136,445
Volvo AB B Shares	1,429,600	12,100,811
		59,911,386
SWITZERLAND ― 10.1%
ABB Ltd.(1)	406,540	8,223,518
Adecco SA	135,970	6,758,946
Credit Suisse Group AG	531,230	23,588,244
Kuehne + Nagel International AG	106,470	9,658,368
Nestle SA	483,750	24,069,293
Novartis AG(1)	434,140	24,146,954
Roche Holding AG	148,279	24,762,627
Sonova Holding AG	77,560	9,674,694
Swatch Group AG (The)	26,480	7,362,882
Syngenta AG	39,972	10,344,162
		148,589,688
TAIWAN (REPUBLIC OF CHINA) ― 1.7%
Hon Hai Precision Industry Co. Ltd.	3,267,000	12,936,597
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	638,258	6,223,015

International Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

Wistron Corp.	3,667,773	$ 6,289,735
		25,449,347
TURKEY ― 0.4%
Turkiye Garanti Bankasi AS	1,436,730	5,295,416
UNITED KINGDOM ― 21.0%
Admiral Group plc	672,457	12,714,494
Antofagasta plc	632,048	8,514,703
ARM Holdings plc	3,249,350	10,097,493
AstraZeneca plc	78,700	3,460,251
Autonomy Corp. plc(1)	151,890	3,543,509
Barclays plc	4,940,657	23,542,231
BG Group plc	1,438,789	25,119,760
BP plc	835,504	7,372,502
British Airways plc(1)	1,089,770	3,509,471
British American Tobacco plc	342,518	11,644,042
British Sky Broadcasting Group plc	621,340	5,153,961
Capita Group plc (The)	511,037	5,579,281
Carnival plc	301,810	11,417,559
Compass Group plc	2,035,090	15,130,741
GlaxoSmithKline plc	238,644	4,417,556
HSBC Holdings plc (Hong Kong)	2,889,951	31,963,089
Intercontinental Hotels Group plc	551,520	7,736,811
ITV plc(1)	14,678,470	12,086,135
Kingfisher plc	3,591,276	11,773,352
Lonmin plc(1)	475,900	13,112,537
Reckitt Benckiser Group plc	291,533	15,327,378
Rolls-Royce Group plc(1)	1,087,626	9,253,940
Smiths Group plc	861,960	13,655,750
Standard Chartered plc	279,688	6,661,434
Tesco plc	2,958,423	18,932,681
Tullow Oil plc	418,850	7,593,697
Vodafone Group plc	5,007,770	10,800,907
		310,115,265
TOTAL COMMON STOCKS
(Cost $1,188,031,405)		1,469,971,583
TEMPORARY CASH INVESTMENTS — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	3,720	3,720
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 8.75%, 5/15/20, valued at $5,121,659), in a joint trading account at 0.08%, dated 2/26/10, due 3/1/10 (Delivery value $5,000,033)		5,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,003,720)		5,003,720
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $1,193,035,125)		1,474,975,303
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,310,791)
TOTAL NET ASSETS — 100.0%		$1,473,664,512

International Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	19.4%
Consumer Discretionary	14.7%
Industrials	13.1%
Information Technology	10.7%
Materials	10.3%
Consumer Staples	9.7%
Health Care	8.4%
Energy	7.1%
Telecommunication Services	4.1%
Utilities	1.3%
Diversified	1.0%
Cash and Equivalents*	0.2%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

International Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$99,600,155	$1,370,371,428	–
Temporary Cash Investments	3,720	5,000,000	–
Total Value of Investment Securities	$99,603,875	$1,375,371,428	–

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,235,730,744
Gross tax appreciation of investments	$ 258,566,237
Gross tax depreciation of investments	(19,321,678)
Net tax appreciation (depreciation) of investments	$ 239,244,559

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Opportunities Fund

February 28, 2010

International Opportunities – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA ― 5.1%
Ansell Ltd.	59,506	$ 609,554
Boart Longyear Group(1)	2,376,457	670,881
Equinox Minerals Ltd.(1)	146,731	462,979
Macarthur Coal Ltd.	80,470	735,596
Mount Gibson Iron Ltd.(1)	515,268	704,219
PanAust Ltd.(1)	2,044,129	851,856
Seek Ltd.	127,316	811,255
		4,846,340
AUSTRIA ― 1.1%
bwin Interactive Entertainment AG(1)	18,317	997,654
BELGIUM ― 1.6%
Nyrstar(1)	77,220	998,893
Telenet Group Holding NV(1)	16,958	504,535
		1,503,428
BERMUDA ― 0.8%
Signet Jewelers Ltd.(1)	25,278	727,709
BRAZIL ― 3.3%
Banco Panamericano SA Preference Shares	100,300	596,644
Diagnosticos da America SA	180,800	1,500,705
Localiza Rent A Car SA	71,800	780,318
Totvs SA	3,900	236,549
		3,114,216
CANADA ― 7.2%
Calfrac Well Services Ltd.	19,074	432,346
Consolidated Thompson Iron Mines Ltd.(1)	77,815	639,707
Detour Gold Corp.(1)	42,938	694,957
DragonWave, Inc.(1)	53,673	658,543
Grande Cache Coal Corp.(1)	111,178	714,278
Home Capital Group, Inc.	11,344	442,569
Petrominerales Ltd.(1)	28,404	753,157
Precision Drilling Trust(1)	82,627	636,861
Quadra Mining Ltd.(1)	32,498	454,638
Red Back Mining, Inc.(1)	25,512	491,716
Toromont Industries Ltd.(1)	16,554	476,545
Trinidad Drilling Ltd.	68,407	466,796
		6,862,113
DENMARK ― 0.5%
FLSmidth & Co. A/S	7,803	496,824
FINLAND ― 0.2%
Outotec Oyj	7,588	219,869
FRANCE ― 1.4%
Havas SA	203,517	833,019
Remy Cointreau SA	9,900	471,812
		1,304,831
GERMANY ― 5.6%
Aixtron AG	20,541	604,144
Asian Bamboo AG	11,277	503,194
Centrotherm Photovoltaics AG(1)	4,123	166,598

International Opportunities – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value
GFK SE	13,332	$ 476,802
MTU Aero Engines Holding AG	17,651	894,804
Rheinmetall AG	8,894	556,963
Software AG	12,133	1,403,120
Wirecard AG	63,150	759,362
		5,364,987
HONG KONG ― 3.4%
China Everbright International Ltd.	1,528,000	751,977
Comba Telecom Systems Holdings Ltd.	457,080	495,818
Daphne International Holdings Ltd.	724,000	556,841
Minth Group Ltd.	518,000	748,756
Neo-Neon Holdings Ltd.	627,000	484,659
Techtronic Industries Co.	290,500	222,306
		3,260,357
INDIA ― 2.5%
IRB Infrastructure Developers Ltd.	85,030	465,678
McLeod Russel India Ltd.	84,096	398,273
PSL Ltd.	80,771	253,499
Rolta India Ltd.	234,921	898,564
S. Kumars Nationwide Ltd.(1)	394,058	384,186
		2,400,200
INDONESIA ― 0.6%
PT Holcim Indonesia Tbk(1)	3,002,500	575,992
IRELAND ― 0.7%
Paddy Power plc	21,974	695,661
ISRAEL ― 1.4%
Ceragon Networks Ltd.(1)	51,339	598,613
Mellanox Technologies Ltd.(1)	24,248	457,317
RADWARE Ltd.(1)	14,205	241,485
		1,297,415
ITALY ― 2.8%
Amplifon SpA(1)	97,993	489,696
Azimut Holding SpA	42,675	491,888
DiaSorin SpA	14,749	493,640
Gruppo Editoriale L'Espresso SpA(1)	170,609	495,981
Trevi Finanziaria SpA	44,591	698,249
		2,669,454
JAPAN ― 17.3%
CyberAgent, Inc.	298	542,367
Disco Corp.	14,600	803,579
F.C.C. Co. Ltd.	52,600	1,050,875
FANCL Corp.	29,400	595,644
Gree, Inc.	8,800	541,797
Hitachi Kokusai Electric, Inc.	80,000	741,966
Horiba Ltd.	28,200	760,189
Kintetsu World Express, Inc.	28,400	735,533
Mineba Co. Ltd.	178,000	971,692
Monex Group, Inc.	1,211	579,295
Mori Seiki Co. Ltd.	92,300	977,594
Nabtesco Corp.	82,000	1,030,942
Nifco, Inc.	49,500	1,116,529
Pigeon Corp.	15,700	612,308

International Opportunities – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value
Pioneer Corp.(1)	184,600	$ 652,422
Takata Corp.	22,500	502,195
THine Electronics, Inc.	185	403,962
THK Co. Ltd.	72,700	1,408,258
Torishima Pump Manufacturing Co. Ltd.	34,700	753,015
Toyo Ink Manufacturing Co. Ltd.	109,000	469,886
Zeon Corp.	219,000	1,146,210
		16,396,258
MALAYSIA ― 0.8%
IJM Corp. Bhd	184,432	240,215
Top Glove Corp. Bhd	157,500	524,021
		764,236
MEXICO ― 1.6%
Banco Compartamos SA de CV	91,029	495,095
Genomma Lab Internacional SA de CV, Class B(1)	349,575	1,061,440
		1,556,535
NETHERLANDS ― 2.5%
Aalberts Industries NV	53,785	747,743
BinckBank NV	34,214	614,023
Brunel International NV	14,442	554,355
USG People NV(1)	26,413	428,167
		2,344,288
NORWAY ― 4.2%
Norwegian Air Shuttle AS(1)	19,951	459,171
Petroleum Geo-Services ASA(1)	103,633	1,312,687
Storebrand ASA(1)	67,364	468,306
TGS Nopec Geophysical Co. ASA(1)	92,173	1,764,159
		4,004,323
PEOPLE'S REPUBLIC OF CHINA ― 3.5%
7 Days Group Holdings Ltd.(1)	36,156	463,158
AAC Acoustic Technology Holdings, Inc.	522,000	815,063
Shenguan Holdings Group Ltd.(1)	612,000	518,794
Trina Solar Ltd. ADR(1)	27,174	597,828
WuXi PharmaTech Cayman, Inc. ADR(1)	54,739	882,393
		3,277,236
SINGAPORE ― 1.5%
Ezra Holdings Ltd.	888,000	1,415,039
SOUTH AFRICA ― 1.4%
Aquarius Platinum Ltd.(1)	119,492	661,573
Northam Platinum Ltd.	109,613	632,200
		1,293,773
SOUTH KOREA ― 3.8%
Daum Communications Corp.(1)	15,482	938,344
Grand Korea Leisure Co. Ltd.	33,207	717,161
Hana Tour Service, Inc.	16,075	658,993
Hotel Shilla Co. Ltd.	37,900	653,505
Sung Kwang Bend Co. Ltd.	30,392	640,645
		3,608,648
SPAIN ― 1.4%
Antena 3 de Television SA	81,403	810,258

International Opportunities – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value
Construcciones y Auxiliar de Ferrocarriles SA	957	$ 536,877
		1,347,135
SWEDEN ― 4.6%
Autoliv, Inc. SDR(1)	17,087	763,305
Billerud AB(1)	101,044	712,146
Clas Ohlson AB B Shares	12,332	237,826
JM AB(1)	61,754	991,730
Kinnevik Investment AB B Shares	70,163	1,146,454
Modern Times Group AB B Shares	10,204	560,305
		4,411,766
SWITZERLAND ― 3.5%
Clariant AG(1)	91,789	994,576
Gategroup Holding AG(1)	16,961	582,603
Rieter Holding AG(1)	1,827	452,392
Sika AG	946	1,324,444
		3,354,015
TAIWAN (REPUBLIC OF CHINA) ― 2.8%
AmTRAN Technology Co. Ltd.	251,000	237,520
Kinsus Interconnect Technology Corp.	98,000	224,585
Silitech Technology Corp.	324,000	1,030,415
Sintek Photronic Corp.(1)	681,000	445,896
WPG Holdings Co. Ltd.	444,000	715,716
		2,654,132
TURKEY ― 1.6%
Tofas Turk Otomobil Fabrikasi AS	60,555	191,865
Turk Ekonomi Bankasi AS(1)	838,703	1,306,999
		1,498,864
UNITED KINGDOM ― 8.9%
Acergy SA	47,608	784,712
Afren plc(1)	187,407	233,607
ARM Holdings plc	405,907	1,261,373
Aveva Group plc	34,218	537,409
Britvic plc	110,128	715,521
Chemring Group plc	14,014	709,222
CSR plc(1)	61,051	442,180
Dimension Data Holdings plc	177,872	239,351
IG Group Holdings plc	78,287	461,612
International Personal Finance plc	188,301	572,807
Mcbride plc	143,849	526,418
Michael Page International plc	79,857	451,873
Spectris plc	38,666	464,588
SSL International plc	41,430	466,845
Telecity Group plc(1)	95,782	544,761
		8,412,279
UNITED STATES ― 1.2%
SXC Health Solutions Corp.(1)	21,997	1,102,986
TOTAL COMMON STOCKS
(Cost $80,618,834)		93,778,563

International Opportunities – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value
TEMPORARY CASH INVESTMENTS — 1.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	58,192	$ 58,192
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 8.75%, 5/15/20, valued at $1,024,332), in a joint trading account at 0.08%, dated 2/26/10, due 3/1/10 (Delivery value $1,000,007)		1,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,058,192)		1,058,192
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $81,677,026)		94,836,755
OTHER ASSETS AND LIABILITIES — 0.1%		109,837
TOTAL NET ASSETS — 100.0%		$94,946,592

Market Sector Diversification
(as a % of net assets)
Industrials	22.2%
Information Technology	17.4%
Consumer Discretionary	15.7%
Materials	15.1%
Energy	8.2%
Financials	7.6%
Health Care	7.5%
Consumer Staples	4.6%
Telecommunication Services	0.5%
Cash and Equivalents*	1.2%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
SDR	-	Swedish Depositary Receipt

(1)	Non-income producing.

International Opportunities – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$3,240,794	$90,537,769	–
Temporary Cash Investments	58,192	1,000,000	–
Total Value of Investment Securities	$3,298,986	$91,537,769	–

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$81,965,242
Gross tax appreciation of investments	$14,816,689
Gross tax depreciation of investments	(1,945,176)
Net tax appreciation (depreciation) of investments	$12,871,513

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Stock Fund

February 28, 2010

International Stock – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA ― 4.4%
BHP Billiton Ltd.	48,893	$ 1,800,916
Commonwealth Bank of Australia	13,782	665,989
QBE Insurance Group Ltd.	18,221	349,455
Wesfarmers Ltd.	15,794	440,632
		3,256,992
BELGIUM ― 1.3%
Anheuser-Busch InBev NV	10,352	518,162
KBC Groep NV(1)	8,916	403,185
		921,347
BRAZIL ― 4.1%
Banco Santander Brasil SA ADR	45,464	543,750
BM&FBOVESPA SA	79,300	516,482
Itau Unibanco Holding SA Preference Shares	19,980	400,451
Petroleo Brasileiro SA-Petrobras ADR	8,111	345,934
Vale SA Preference Shares	47,900	1,178,714
		2,985,331
CANADA ― 1.5%
Canadian National Railway Co.	11,014	578,858
EnCana Corp.	8,117	266,075
Research In Motion Ltd.(1)	3,878	274,873
		1,119,806
CZECH REPUBLIC ― 0.8%
CEZ AS	13,149	601,280
DENMARK ― 1.2%
Novo Nordisk A/S B Shares	12,198	861,466
FRANCE ― 6.7%
Air Liquide SA	5,829	696,159
BNP Paribas	12,008	868,712
Danone SA	4,452	260,366
Legrand SA	12,837	401,941
LVMH Moet Hennessy Louis Vuitton SA	6,674	723,377
Pernod-Ricard SA	7,289	549,154
Societe Television Francaise 1	18,825	301,829
Total SA	15,238	850,287
Vallourec SA	1,504	287,426
		4,939,251
GERMANY ― 5.2%
Allianz SE	4,433	511,869
BASF SE	13,558	761,342
Daimler AG	17,808	743,452
E.ON AG	9,655	343,853
Fresenius Medical Care AG & Co. KGaA	11,147	582,088
HeidelbergCement AG	10,172	518,363
Metro AG	7,445	381,727
		3,842,694
HONG KONG ― 1.5%
CNOOC Ltd.	234,000	368,991

International Stock – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value
Li & Fung Ltd.	158,000	$ 734,822
		1,103,813
INDIA ― 1.8%
Housing Development Finance Corp. Ltd.	5,561	301,576
Infosys Technologies Ltd.	14,719	830,671
Larsen & Toubro Ltd.	6,075	206,119
		1,338,366
INDONESIA ― 0.5%
PT Bank Rakyat Indonesia	453,000	349,454
IRELAND ― 0.9%
Experian plc	43,599	403,532
Ryanair Holdings plc ADR(1)	9,952	273,381
		676,913
ISRAEL ― 0.7%
Teva Pharmaceutical Industries Ltd. ADR	8,014	480,920
ITALY ― 2.1%
Saipem SpA	46,083	1,524,171
JAPAN ― 14.2%
Asahi Glass Co. Ltd.	45,000	449,266
Canon, Inc.	14,100	586,409
Fanuc Ltd.	4,500	439,642
FAST RETAILING CO. LTD.	3,600	607,800
Honda Motor Co. Ltd.	37,700	1,306,950
HOYA Corp.	21,400	536,174
JGC Corp.	19,000	357,139
Kubota Corp.	66,000	580,922
Mitsubishi Corp.	36,500	912,038
Mitsubishi UFJ Financial Group, Inc.	107,900	545,299
NGK Insulators Ltd.	12,000	258,923
Nidec Corp.	6,800	660,521
Nitori Co. Ltd.	3,900	312,544
Nomura ETF - Nikkei 225	5,080	583,790
ORIX Corp.	10,150	779,143
Rakuten, Inc.	602	464,145
SOFTBANK CORP.	24,800	649,554
Unicharm Corp.	4,200	402,769
		10,433,028
LUXEMBOURG ― 0.8%
Millicom International Cellular SA	7,182	608,603
MULTI-NATIONAL ― 0.3%
iShares MSCI Emerging Markets Index Fund	4,819	187,748
NETHERLANDS ― 2.7%
ASML Holding NV	23,323	714,867
Koninklijke KPN NV	18,700	297,916
Unilever NV CVA	32,813	987,424
		2,000,207
NORWAY ― 1.1%
DnB NOR ASA(1)	40,954	444,941

International Stock – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value
Yara International ASA	8,672	$ 357,200
		802,141
PEOPLE'S REPUBLIC OF CHINA ― 4.0%
Baidu, Inc. ADR(1)	513	266,083
Ctrip.com International Ltd. ADR(1)	10,046	384,059
Industrial & Commercial Bank of China Ltd. H Shares	373,000	263,815
Mindray Medical International Ltd. ADR	12,527	478,030
NetEase.com, Inc. ADR(1)	4,681	181,904
Tencent Holdings Ltd.	34,300	672,553
ZTE Corp. H Shares	107,800	666,619
		2,913,063
RUSSIAN FEDERATION ― 0.3%
Vimpel-Communications ADR	13,727	254,636
SINGAPORE ― 0.6%
United Overseas Bank Ltd.	35,000	464,110
SOUTH KOREA ― 2.8%
Hyundai Motor Co.	7,681	761,544
POSCO	1,444	659,816
Samsung Electronics Co. Ltd.	951	610,004
		2,031,364
SPAIN ― 2.2%
Banco Santander SA	73,815	959,772
Telefonica SA	28,264	663,685
		1,623,457
SWEDEN ― 4.1%
Alfa Laval AB	25,781	365,572
Atlas Copco AB A Shares	67,064	949,081
Autoliv, Inc.(1)	5,119	228,359
Getinge AB B Shares	19,341	445,968
H & M Hennes & Mauritz AB B Shares	5,923	359,294
Volvo AB B Shares	78,094	661,025
		3,009,299
SWITZERLAND ― 10.0%
ABB Ltd.(1)	20,285	410,326
Adecco SA	6,771	336,580
Credit Suisse Group AG	26,507	1,176,992
Kuehne + Nagel International AG	4,492	407,489
Nestle SA	23,389	1,163,735
Novartis AG(1)	21,186	1,178,370
Roche Holding AG	7,642	1,276,216
Sonova Holding AG	3,977	496,084
Swatch Group AG (The)	1,320	367,032
Syngenta AG	1,994	516,018
		7,328,842
TAIWAN (REPUBLIC OF CHINA) ― 1.6%
Hon Hai Precision Industry Co. Ltd.	135,000	534,570
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	32,104	313,014

International Stock – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value
Wistron Corp.	183,366	$ 314,448
		1,162,032
TURKEY ― 0.4%
Turkiye Garanti Bankasi AS	71,545	263,696
UNITED KINGDOM ― 21.2%
Admiral Group plc	35,893	678,648
Antofagasta plc	31,841	428,949
ARM Holdings plc	178,532	554,796
AstraZeneca plc	3,965	174,332
Autonomy Corp. plc(1)	7,643	178,307
Barclays plc	246,489	1,174,520
BG Group plc	71,727	1,252,279
BP plc	49,424	436,118
British Airways plc(1)	54,555	175,688
British American Tobacco plc	17,055	579,792
British Sky Broadcasting Group plc	34,197	283,661
Capita Group plc (The)	25,473	278,103
Carnival plc	16,398	620,341
Compass Group plc	101,860	757,321
GlaxoSmithKline plc	13,279	245,809
HSBC Holdings plc (Hong Kong)	144,861	1,602,174
Intercontinental Hotels Group plc	27,562	386,644
ITV plc(1)	738,977	608,468
Kingfisher plc	179,034	586,931
Lonmin plc(1)	23,732	653,891
Reckitt Benckiser Group plc	14,720	773,906
Rolls-Royce Group plc(1)	54,487	463,596
Smiths Group plc	37,639	596,302
Standard Chartered plc	13,956	332,395
Tesco plc	140,666	900,204
Tullow Oil plc	17,733	321,497
Vodafone Group plc	251,705	542,885
		15,587,557
TOTAL COMMON STOCKS
(Cost $61,589,374)		72,671,587
TEMPORARY CASH INVESTMENTS — 0.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	99,777	99,777
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 8.75%, 5/15/20, valued at $307,300), in a joint trading account at 0.08%, dated 2/26/10, due 3/1/10 (Delivery value $300,002)		300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $399,777)		399,777
TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $61,989,151)		73,071,364
OTHER ASSETS AND LIABILITIES — 0.4%		306,742
TOTAL NET ASSETS — 100.0%		$73,378,106

International Stock – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	18.5%
Consumer Discretionary	14.4%
Industrials	13.3%
Information Technology	10.7%
Materials	10.3%
Consumer Staples	9.5%
Health Care	8.5%
Energy	7.3%
Telecommunication Services	4.1%
Utilities	1.3%
Diversified	1.1%
Cash and Equivalents*	1.0%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

International Stock – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$5,087,369	$67,584,218	–
Temporary Cash Investments	99,777	300,000	–
Total Value of Investment Securities	$5,187,146	$67,884,218	–

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$62,947,431
Gross tax appreciation of investments	$11,327,750
Gross tax depreciation of investments	(1,203,817)
Net tax appreciation (depreciation) of investments	$10,123,933

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Value Fund

February 28, 2010

International Value – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 95.2%
AUSTRALIA ― 2.1%
Australia & New Zealand Banking Group Ltd.	14,620	$ 303,191
National Australia Bank Ltd.	11,380	259,456
		562,647
AUSTRIA ― 0.8%
Telekom Austria AG	16,860	221,080
BRAZIL ― 3.9%
Empresa Brasileira de Aeronautica SA ADR	7,620	167,335
Petroleo Brasileiro SA-Petrobras ADR	11,580	493,887
Vale SA Preference Shares ADR	16,930	416,478
		1,077,700
FRANCE ― 12.6%
AXA SA	26,237	528,203
Cie Generale des Etablissements Michelin, Class B	8,110	565,732
Electricite de France SA	2,710	135,832
France Telecom SA	22,060	517,405
GDF Suez	11,844	434,955
Sanofi-Aventis SA	5,813	425,208
Suez Environnement Co.	1,265	27,861
Total SA	9,030	503,878
Vivendi SA	12,620	317,904
		3,456,978
GERMANY ― 9.2%
Bayerische Motoren Werke AG	6,110	247,802
Deutsche Post AG	11,140	181,191
E.ON AG	20,850	742,551
Merck KGaA	6,980	549,350
SAP AG	11,810	526,816
Siemens AG ADR	3,040	262,230
		2,509,940
HONG KONG ― 3.6%
Cheung Kong Holdings Ltd.	23,300	284,265
China Mobile Ltd.	53,500	527,959
Hutchison Whampoa Ltd.	23,900	171,503
		983,727
ITALY ― 0.7%
ENI SpA	8,670	195,617
JAPAN ― 3.2%
Mabuchi Motor Co. Ltd.	2,800	152,850
Mitsubishi UFJ Financial Group, Inc.	9,000	45,484
Mitsubishi UFJ Financial Group, Inc. ADR	3,660	18,739
Nintendo Co. Ltd.	1,830	497,846
Sony Corp.	5,100	175,080
		889,999
NETHERLANDS ― 6.6%
Akzo Nobel NV	4,950	251,711
ING Groep NV CVA(1)	56,972	509,286
Koninklijke Philips Electronics NV	9,497	277,641
Royal Dutch Shell plc B Shares	23,125	605,255

International Value – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

SBM Offshore NV	9,788	$ 173,662
		1,817,555
NORWAY ― 2.0%
Telenor ASA(1)	42,360	535,486
PEOPLE'S REPUBLIC OF CHINA ― 4.3%
China Shenhua Energy Co. Ltd. H Shares	26,000	111,876
China Telecom Corp. Ltd. H Shares	1,460,000	641,395
Shanghai Electric Group Co. Ltd. H Shares	916,000	414,210
		1,167,481
PORTUGAL ― 0.6%
Portugal Telecom SGPS SA	15,910	167,462
RUSSIAN FEDERATION ― 0.9%
OAO Gazprom ADR	11,290	251,090
SINGAPORE ― 1.4%
DBS Group Holdings Ltd.	38,250	380,949
SOUTH KOREA ― 6.5%
Hana Financial Group, Inc.	15,320	442,469
Hyundai Motor Co.	4,200	416,415
KB Financial Group, Inc.	7,050	296,308
Samsung Electronics Co. Ltd.	790	506,733
SK Telecom Co. Ltd. ADR	6,710	111,923
		1,773,848
SPAIN ― 6.2%
Banco Santander SA	8,470	110,130
Iberdrola SA	63,140	508,454
Repsol YPF SA	17,380	393,675
Telefonica SA ADR	9,700	680,746
		1,693,005
SWITZERLAND ― 8.6%
ACE Ltd.(1)	6,380	318,936
Lonza Group AG	2,680	211,057
Nestle SA	8,240	409,986
Novartis AG(1)	8,620	479,446
Roche Holding AG	3,770	629,591
Swiss Reinsurance Co. Ltd.	6,757	303,680
		2,352,696
TAIWAN (REPUBLIC OF CHINA) ― 2.0%
Compal Electronics, Inc.	125,214	179,588
Lite-On Technology Corp.	61,783	79,559
Taiwan Semiconductor Manufacturing Co. Ltd.	150,749	276,375
		535,522
TURKEY ― 1.2%
Turkcell Iletisim Hizmet AS ADR	21,790	322,710
UNITED KINGDOM ― 18.8%
Aviva plc	95,440	567,992
BAE Systems plc	37,660	214,938
BP plc	53,240	469,791
British Airways plc(1)	110,840	356,947
British Sky Broadcasting Group plc	30,460	252,663
Burberry Group plc	30,150	287,559
GlaxoSmithKline plc	18,590	344,121

International Value – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

HSBC Holdings plc (Hong Kong)	36,400	$ 402,587
Kingfisher plc	145,040	475,487
Marks & Spencer Group plc	56,340	283,580
National Grid plc	14,452	143,677
Pearson plc	16,290	226,532
Rolls-Royce Group plc(1)	40,420	343,909
Unilever plc	7,335	215,188
Vodafone Group plc	264,953	571,458
		5,156,429
TOTAL COMMON STOCKS
(Cost $23,427,178)		26,051,921
TEMPORARY CASH INVESTMENTS — 3.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	52,646	52,646
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 8.75%, 5/15/20, valued at $1,024,332), in a joint trading account at 0.08%, dated 2/26/10, due 3/1/10 (Delivery value $1,000,007)		1,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,052,646)		1,052,646
TOTAL INVESTMENT SECURITIES — 99.1%
(Cost $24,479,824)		27,104,567
OTHER ASSETS AND LIABILITIES — 0.9%		258,807
TOTAL NET ASSETS — 100.0%		$27,363,374

Market Sector Diversification
(as a % of net assets)
Financials	17.4%
Telecommunication Services	15.7%
Consumer Discretionary	11.9%
Energy	11.7%
Health Care	9.7%
Industrials	8.7%
Information Technology	8.1%
Utilities	7.3%
Materials	2.4%
Consumer Staples	2.3%
Cash and Equivalents*	4.8%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

International Value – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$2,792,984	$23,258,937	–
Temporary Cash Investments	52,646	1,000,000	–
Total Value of Investment Securities	$2,845,630	$24,258,937	–

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$24,607,758
Gross tax appreciation of investments	$ 5,031,844
Gross tax depreciation of investments	(2,535,035)
Net tax appreciation (depreciation) of investments	$ 2,496,809

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Emerging Markets Fund

February 28, 2010

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 95.8%
BRAZIL ― 15.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	14,400	$ 486,866
Cia de Bebidas das Americas Preference Shares ADR	6,498	629,981
Fibria Celulose SA(1)	32,841	600,793
Gerdau SA Preference Shares	24,800	365,176
Itau Unibanco Holding SA Preference Shares	64,459	1,291,927
MRV Engenharia e Participacoes SA	50,400	363,954
Natura Cosmeticos SA	15,400	283,943
PDG Realty SA Empreendimentos e Participacoes	45,700	403,351
Petroleo Brasileiro SA-Petrobras ADR	33,500	1,428,775
Vale SA Preference Shares	154,600	3,804,367
		9,659,133
CHILE ― 0.5%
Sociedad Quimica y Minera de Chile SA ADR	8,313	303,840
EGYPT ― 0.5%
Orascom Construction Industries	7,836	346,647
HONG KONG ― 7.2%
China Merchants Holdings International Co. Ltd.	122,000	439,298
China Mobile Ltd. ADR	32,257	1,594,463
China Overseas Land & Investment Ltd.	102,000	206,834
China Resources Gas Group Ltd.	217,600	314,536
CNOOC Ltd.	438,000	690,675
Comba Telecom Systems Holdings Ltd.	282,000	305,900
Fushan International Energy Group Ltd.	730,000	650,799
Ports Design Ltd.	60,500	149,182
Skyworth Digital Holdings Ltd.	288,000	277,902
		4,629,589
HUNGARY ― 1.0%
OTP Bank plc(1)	23,838	655,981
INDIA ― 8.4%
Ashok Leyland Ltd.	455,017	490,003
Aurobindo Pharma Ltd.	15,929	315,350
Crompton Greaves Ltd.	35,885	324,098
HDFC Bank Ltd.	13,268	490,604
ICICI Bank Ltd.	22,352	422,824
Infosys Technologies Ltd.	33,779	1,906,328
JSW Steel Ltd.	25,093	582,546
Mundra Port and Special Economic Zone Ltd.	13,565	198,260
Reliance Industries Ltd.	16,563	351,683
Sterlite Industries India Ltd.	7,766	131,721
Sterlite Industries India Ltd. ADR	8,085	136,556
		5,349,973
INDONESIA ― 3.7%
PT Astra International Tbk	178,000	696,728
PT Bank Rakyat Indonesia	618,000	476,738
PT Perusahaan Gas Negara	1,785,500	695,448

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

PT Semen Gresik Persero Tbk	567,500	$ 463,392
		2,332,306
ISRAEL ― 2.1%
Israel Chemicals Ltd.	29,526	364,392
Teva Pharmaceutical Industries Ltd. ADR	16,345	980,863
		1,345,255
LUXEMBOURG ― 0.8%
Millicom International Cellular SA	5,660	479,628
MALAYSIA ― 1.7%
CIMB Group Holdings Bhd	191,700	732,657
Supermax Corp. Bhd	193,100	335,114
		1,067,771
MEXICO ― 4.4%
America Movil SAB de CV, Series L ADR	30,000	1,337,100
Desarrolladora Homex SAB de CV(1)	48,467	221,125
Grupo Financiero Banorte SAB de CV, Series O	119,806	448,719
Wal-Mart de Mexico SAB de CV	162,495	806,855
		2,813,799
MULTI-NATIONAL ― 0.5%
iShares MSCI Emerging Markets Index Fund	7,733	301,278
PEOPLE'S REPUBLIC OF CHINA ― 10.2%
China Life Insurance Co. Ltd. H Shares	308,000	1,366,967
China Longyuan Power Group Corp. H Shares(1)	224,000	273,285
China Oilfield Services Ltd. H Shares	350,000	481,568
China Shenhua Energy Co. Ltd. H Shares	89,000	382,961
China Shineway Pharmaceutical Group Ltd.	179,000	385,574
Ctrip.com International Ltd. ADR(1)	19,506	745,714
Industrial & Commercial Bank of China Ltd. H Shares	695,000	491,558
Ping An Insurance Group Co. of China Ltd. H Shares	44,000	335,577
Sinopharm Group Co. H Shares(1)	126,000	567,330
Tencent Holdings Ltd.	61,000	1,196,086
Zhuzhou CSR Times Electric Co. Ltd. H Shares	142,000	279,165
		6,505,785
PERU ― 0.8%
Credicorp Ltd.	6,665	520,537
RUSSIAN FEDERATION ― 8.3%
OAO Gazprom ADR	28,420	632,061
Polyus Gold OJSC ADR	9,705	263,588
Rosneft Oil Co. OJSC GDR	82,251	634,978
Sberbank of Russian Federation	657,947	1,648,157
Vimpel-Communications ADR	47,321	877,804
Wimm-Bill-Dann Foods OJSC ADR(1)	32,566	666,952
X5 Retail Group NV GDR(1)	18,025	580,405
		5,303,945
SOUTH AFRICA ― 4.9%
Aspen Pharmacare Holdings Ltd.(1)	65,269	600,078
Gold Fields Ltd. ADR	15,853	182,151
Kumba Iron Ore Ltd.	16,864	801,436
MTN Group Ltd.	27,548	399,174
Naspers Ltd. N Shares	19,891	741,807

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

Shoprite Holdings Ltd.	44,491	$ 431,515
		3,156,161
SOUTH KOREA ― 12.2%
Hankook Tire Co. Ltd.	23,720	474,441
Hyundai Motor Co.	6,294	624,028
LG Chem Ltd.	1,754	325,123
LG Electronics, Inc.	2,722	251,102
LG Household & Health Care Ltd.	2,279	545,239
POSCO	1,752	800,552
Samsung Electronics Co. Ltd.	5,336	3,422,695
Samsung Engineering Co. Ltd.	6,664	703,802
Shinhan Financial Group Co. Ltd.	17,250	616,443
		7,763,425
TAIWAN (REPUBLIC OF CHINA) ― 8.9%
Acer, Inc.	206,000	578,065
Hon Hai Precision Industry Co. Ltd.	412,557	1,633,634
MediaTek, Inc.	57,252	901,466
Prime View International Co. Ltd.(1)	120,350	236,779
Richtek Technology Corp.	38,000	354,852
Taiwan Semiconductor Manufacturing Co. Ltd.	679,774	1,246,261
Wistron Corp.	253,594	434,880
Young Fast Optoelectronics Co. Ltd.	32,000	288,846
		5,674,783
THAILAND ― 1.9%
Banpu PCL	36,500	604,929
CP ALL PCL	888,700	634,306
		1,239,235
TURKEY ― 2.0%
Asya Katilim Bankasi AS(1)	174,848	411,540
Turk Hava Yollari AO	71,559	226,731
Turkiye Garanti Bankasi AS	175,202	645,749
		1,284,020
UNITED KINGDOM ― 0.7%
Antofagasta plc	34,450	464,097
TOTAL COMMON STOCKS
(Cost $46,095,215)		61,197,188
TEMPORARY CASH INVESTMENTS — 2.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	65,312	65,312

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 8.75%, 5/15/20, valued at $1,434,065), in a joint trading account at 0.08%, dated 2/26/10, due 3/1/10 (Delivery value $1,400,009)		1,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,465,312)		1,465,312
TOTAL INVESTMENT SECURITIES — 98.1%
(Cost $47,560,527)		62,662,500
OTHER ASSETS AND LIABILITIES — 1.9%		1,215,443
TOTAL NET ASSETS — 100.0%		$63,877,943

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Information Technology	19.6%
Financials	16.8%
Materials	16.0%
Energy	8.2%
Consumer Staples	7.9%
Consumer Discretionary	7.8%
Telecommunication Services	7.3%
Health Care	5.0%
Industrials	4.7%
Utilities	2.0%
Diversified	0.5%
Cash and Equivalents*	4.2%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$10,185,643	$51,011,545	–
Temporary Cash Investments	65,312	1,400,000	–
Total Value of Investment Securities	$10,250,955	$52,411,545	–

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$48,500,474
Gross tax appreciation of investments	$14,776,810
Gross tax depreciation of investments	(614,784)
Net tax appreciation (depreciation) of investments	$14,162,026

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT International Growth Fund

February 28, 2010

NT International Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.3%
AUSTRALIA ― 4.4%
BHP Billiton Ltd.	122,531	$ 4,513,285
Commonwealth Bank of Australia	33,700	1,628,488
QBE Insurance Group Ltd.	21,200	406,588
Wesfarmers Ltd.	51,260	1,430,088
		7,978,449
BELGIUM ― 1.5%
Anheuser-Busch InBev NV	35,208	1,762,310
KBC Groep NV(1)	22,500	1,017,459
		2,779,769
BRAZIL ― 3.7%
Banco Santander Brasil SA ADR	86,400	1,033,344
BM&FBOVESPA SA	143,600	935,269
Itau Unibanco Holding SA Preference Shares	43,600	873,858
Petroleo Brasileiro SA-Petrobras ADR	28,900	1,232,585
Vale SA Preference Shares	110,000	2,706,859
		6,781,915
CANADA ― 1.2%
Canadian National Railway Co.	24,200	1,271,869
EnCana Corp.	25,576	838,381
		2,110,250
CZECH REPUBLIC ― 0.6%
CEZ AS	23,800	1,088,331
DENMARK ― 1.5%
Novo Nordisk A/S B Shares	37,400	2,641,320
FINLAND ― 0.6%
Fortum Oyj	39,600	1,008,868
FRANCE ― 7.2%
Air Liquide SA	12,100	1,445,107
BNP Paribas	32,970	2,385,197
Danone SA	27,522	1,609,565
JC Decaux SA(1)	32,000	798,689
Legrand SA	26,154	818,912
LVMH Moet Hennessy Louis Vuitton SA	18,200	1,972,650
Pernod-Ricard SA	18,758	1,413,230
Total SA	29,024	1,619,551
Vallourec SA	4,900	936,427
		12,999,328
GERMANY ― 3.5%
BASF SE	27,200	1,527,401
Daimler AG	34,600	1,444,487
Fresenius Medical Care AG & Co. KGaA	24,670	1,288,249
HeidelbergCement AG	23,240	1,184,305
Metro AG	18,300	938,295
		6,382,737
HONG KONG ― 1.4%
CNOOC Ltd.	328,000	517,217

NT International Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value

Li & Fung Ltd.	442,000	$ 2,055,642
		2,572,859
INDIA ― 1.5%
Housing Development Finance Corp. Ltd.	6,667	361,555
Infosys Technologies Ltd.	22,500	1,269,794
Larsen & Toubro Ltd.	19,600	665,010
State Bank of India Ltd.	11,300	483,887
		2,780,246
INDONESIA ― 0.5%
PT Bank Rakyat Indonesia	1,153,500	889,834
IRELAND ― 1.5%
Experian plc	182,000	1,684,508
Ryanair Holdings plc ADR(1)	35,519	975,707
		2,660,215
ISRAEL ― 0.5%
Teva Pharmaceutical Industries Ltd. ADR	15,100	906,151
ITALY ― 1.9%
Saipem SpA	91,262	3,018,443
UniCredit SpA(1)	194,580	492,012
		3,510,455
JAPAN ― 14.5%
Asahi Glass Co. Ltd.	182,000	1,817,030
Canon, Inc.	38,800	1,613,664
Fanuc Ltd.	17,200	1,680,410
FAST RETAILING CO. LTD.	8,200	1,384,434
Honda Motor Co. Ltd.	86,700	3,005,639
HOYA Corp.	57,500	1,440,655
JGC Corp.	48,000	902,245
Kubota Corp.	96,000	844,977
Mitsubishi Corp.	101,900	2,546,210
Mitsubishi UFJ Financial Group, Inc.	200,100	1,011,254
Nidec Corp.	23,300	2,263,256
Nitori Co. Ltd.	6,750	540,942
ORIX Corp.	23,400	1,796,252
Rakuten, Inc.	2,300	1,773,313
SMC Corp.	11,400	1,422,995
SOFTBANK CORP.	44,600	1,168,149
Unicharm Corp.	11,800	1,131,589
		26,343,014
LUXEMBOURG ― 1.0%
Millicom International Cellular SA	20,506	1,737,678
MEXICO ― 0.2%
Grupo Financiero Banorte SAB de CV, Series O	109,800	411,243
NETHERLANDS ― 3.7%
Akzo Nobel NV	14,900	757,677
ASML Holding NV	49,800	1,526,407
Koninklijke KPN NV	62,200	990,927
Unilever NV CVA	115,900	3,487,717
		6,762,728
NORWAY ― 1.7%
DnB NOR ASA(1)	130,200	1,414,547
Statoil ASA	39,300	881,211

NT International Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value
Yara International ASA	19,000	$ 782,610
		3,078,368
PEOPLE'S REPUBLIC OF CHINA ― 3.8%
Baidu, Inc. ADR(1)	2,000	1,037,360
Ctrip.com International Ltd. ADR(1)	27,364	1,046,126
Industrial & Commercial Bank of China Ltd. H Shares	361,000	255,327
Mindray Medical International Ltd. ADR	35,400	1,350,864
NetEase.com, Inc. ADR(1)	13,800	536,268
Tencent Holdings Ltd.	72,000	1,411,774
ZTE Corp. H Shares	200,000	1,236,771
		6,874,490
POLAND ― 0.9%
Powszechna Kasa Oszczednosci Bank Polski SA	126,700	1,608,083
RUSSIAN FEDERATION ― 0.3%
Vimpel-Communications ADR	29,800	552,790
SINGAPORE ― 0.3%
United Overseas Bank Ltd.	41,000	543,672
SOUTH KOREA ― 1.7%
Hyundai Motor Co.	14,895	1,476,787
POSCO	1,600	731,098
Samsung Electronics Co. Ltd.	1,400	898,008
		3,105,893
SPAIN ― 1.5%
Banco Santander SA	134,458	1,748,276
Inditex SA	15,500	914,083
		2,662,359
SWEDEN ― 4.0%
Alfa Laval AB	48,900	693,398
Atlas Copco AB A Shares	141,200	1,998,244
Autoliv, Inc.(1)	33,200	1,481,052
Getinge AB B Shares	54,200	1,249,752
Volvo AB B Shares	211,200	1,787,697
		7,210,143
SWITZERLAND ― 10.1%
ABB Ltd.(1)	57,900	1,171,205
Adecco SA	25,700	1,277,524
Credit Suisse Group AG	54,500	2,419,968
Holcim Ltd.(1)	11,600	767,214
Kuehne + Nagel International AG	14,800	1,342,574
Nestle SA	18,500	920,479
Novartis AG(1)	54,365	3,023,792
Roche Holding AG	17,166	2,866,726
Sonova Holding AG	6,800	848,220
Swatch Group AG (The)	4,100	1,140,023
Syngenta AG	5,907	1,528,644
Zurich Financial Services AG	4,000	964,394
		18,270,763
TAIWAN (REPUBLIC OF CHINA) ― 2.2%
Hon Hai Precision Industry Co. Ltd.	388,000	1,536,394
Nan Ya Printed Circuit Board Corp.	148,000	581,433
Taiwan Semiconductor Manufacturing Co. Ltd.	540,000	990,007

NT International Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares	Value
Wistron Corp.	494,535	$ 848,060
		3,955,894
TURKEY ― 0.2%
Turkiye Garanti Bankasi AS	93,900	346,091
UNITED KINGDOM ― 19.7%
Admiral Group plc	66,576	1,258,787
Antofagasta plc	59,713	804,430
ARM Holdings plc	519,500	1,614,368
Autonomy Corp. plc(1)	34,483	804,469
Barclays plc	460,335	2,193,496
BG Group plc	169,331	2,956,343
BP plc	193,776	1,709,883
British Airways plc(1)	272,300	876,909
British Sky Broadcasting Group plc	65,700	544,976
Capita Group plc (The)	93,063	1,016,022
Carnival plc	53,800	2,035,269
Compass Group plc	223,000	1,657,988
GlaxoSmithKline plc	18,672	345,639
HSBC Holdings plc (Hong Kong)	318,578	3,523,498
Intercontinental Hotels Group plc	58,900	826,259
ITV plc(1)	1,499,000	1,234,265
Kingfisher plc	482,232	1,580,911
Lonmin plc(1)	29,500	812,817
Reckitt Benckiser Group plc	48,208	2,534,541
Rolls-Royce Group plc(1)	142,329	1,210,990
Smiths Group plc	73,800	1,169,189
Standard Chartered plc	24,338	579,667
Tesco plc	323,053	2,067,405
Tullow Oil plc	41,200	746,951
Vodafone Group plc	730,000	1,574,486
		35,679,558
TOTAL COMMON STOCKS
(Cost $154,582,552)		176,233,494
TEMPORARY CASH INVESTMENTS — 1.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	32,979	32,979

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 8.75%, 5/15/20, valued at $2,458,396), in a joint trading account at 0.08%, dated 2/26/10, due 3/1/10 (Delivery value $2,400,016)		2,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,432,979)		2,432,979
TOTAL INVESTMENT SECURITIES — 98.6%
(Cost $157,015,531)		178,666,473
OTHER ASSETS AND LIABILITIES — 1.4%		2,558,769
TOTAL NET ASSETS — 100.0%		$181,225,242

NT International Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	16.9%
Industrials	15.5%
Consumer Discretionary	14.9%
Information Technology	10.8%
Materials	9.7%
Consumer Staples	9.5%
Health Care	8.0%
Energy	7.5%
Telecommunication Services	3.3%
Utilities	1.2%
Cash and Equivalents*	2.7%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

NT International Growth – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$12,728,306	$163,505,188	–
Temporary Cash Investments	32,979	2,400,000	–
Total Value of Investment Securities	$12,761,285	$165,905,188	–

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$158,937,216
Gross tax appreciation of investments	$ 22,574,282
Gross tax depreciation of investments	(2,845,025)
Net tax appreciation (depreciation) of investments	$ 19,729,257

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 28, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 28, 2010